Shareholder Report	6 Months Ended
Dec. 31, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Managed Portfolio Series
Entity Central Index Key	0001511699
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
Institutional Class
Shareholder Report [Line Items]
Fund Name	LK Balanced Fund
Class Name	Institutional Class
Trading Symbol	LKBLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the LK Balanced Fund for the period of July 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://lkfunds.com/#literature. You can also request this information by contacting us at 1-855-698-1378.
Additional Information Phone Number	1-855-698-1378
Additional Information Website	https://lkfunds.com/#literature
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$51	1.00%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.00%
Updated Performance Information Location [Text Block]	Visit https://lkfunds.com/#literature for more recent performance information.
Net Assets	$ 28,726,416
Holdings Count | $ / shares	52
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$28,726,416
Number of Holdings	52
Portfolio Turnover	3%
30-Day SEC Yield	1.67%
30-Day SEC Yield Unsubsidized	1.19%

Holdings [Text Block]

Top 10 Issuers	(%)
United States Treasury Note/Bond	6.9%
Berkshire Hathaway	6.3%
First American Government Obligations	5.0%
Texas Pacific Land	4.6%
Microsoft	4.2%
Arthur J. Gallagher	4.0%
Thermo Fisher Scientific	2.9%
Aflac	2.9%
Alphabet	2.7%
Fifth Third Bancorp	2.6%

Updated Prospectus Web Address	https://lkfunds.com/#literature